Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3
Trading Symbol	SPNS
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Entity Central Index Key	0000885740
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	0